Schedule of inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Raw materials	$ 666	$ 737
Work in progress	1,592	1,655
Finished goods	197	299
Inventories	$ 2,455	$ 2,691